Line of Credit - Bank	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Line of Credit - Bank

9. Line of Credit - Bank

The Company maintains a $1,000,000 secured revolving line of credit from Metropolitan Commercial Bank in New York, of which $0 was drawn as of March 31, 2021, which bears a fixed rate of interest of 3.00% on the outstanding balance with an interest only monthly minimum payment, and no maturity date as long as the security deposit of $1,000,000 remains in place, see Note 3.